Deferred tax balances (Tables)	12 Months Ended
Jun. 30, 2026
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Summary of Movement in Net Deferred Tax Position

The movement for the year in the Group’s net deferred tax position is as follows:

	2026	2025	2024
	US$M	US$M	US$M
Net deferred tax (liability)/asset
At the beginning of the financial year	(3,428)	(3,265)	(4,243)
Income tax credit/(charge) recorded in the income statement[1]	320	(177)	988
Income tax credit/(charge) recorded directly in equity	51	(17)	(6)
Divestment of subsidiaries and operations	32	14	(3)
Other movements	38	17	(1)
At the end of the financial year	(2,987)	(3,428)	(3,265)

Includes US$1,125 million income tax credit in the year ended 30 June 2024 as a result of an impairment of Western Australia Nickel Assets.
Summary of Composition of Net Deferred Tax Assets and Liabilities and Deferred Tax Expense Charged/(Credited) to Income Statement

The composition of the Group’s net deferred tax assets and liabilities recognised in the balance sheet and the deferred tax expense (credited)/charged to the income statement is as follows:

	Deferred tax assets		Deferred tax liabilities		(Credited)/charged to the income statement
	2026	2025	2026	2025	2026	2025	2024
	US$M	US$M	US$M	US$M	US$M	US$M	US$M
Type of temporary difference
Depreciation	(507)	(876)	5,296	5,284	(322)	211	(896)
Employee benefits	41	35	(541)	(477)	(65)	(78)	6
Closure and rehabilitation	221	195	(2,111)	(1,826)	(311)	(96)	(29)
Other provisions	39	47	(180)	(202)	29	2	23
Deferred income	–	–	(16)	(9)	(8)	14	(9)
Deferred charges	(38)	(31)	588	551	44	5	(148)
Investments, including foreign tax credits	281	281	660	516	143	96	(6)
Foreign exchange gains and losses	(21)	(14)	32	85	(45)	9	(115)
Tax losses	88	491	(32)	(38)	409	(80)	40
Lease liability	35	23	(749)	(735)	(25)	(19)	45
Other	(25)	(73)	154	357	(169)	113	101
Total	114	78	3,101	3,506	(320)	177	(988)

Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities

The composition of the Group’s unrecognised deferred tax assets and liabilities is as follows:

	2026	2025
	US$M	US$M
Unrecognised deferred tax assets
Tax losses and tax credits[1]	12,071	10,159
Investments in subsidiaries[2]	1,729	1,681
Mineral rights[3]	3,249	3,224
Other deductible temporary differences[4]	2,101	1,965
Total unrecognised deferred tax assets	19,150	17,029
Unrecognised deferred tax liabilities
Investments in subsidiaries[2]	2,454	2,349
Total unrecognised deferred tax liabilities	2,454	2,349

1.
At 30 June 2026, the Group had income and capital tax losses with a tax benefit of US$6,000 million (2025: US$5,621 million) and tax credits of US$6,071 million (2025: US$4,538 million), which are not recognised as deferred tax assets, because it is not probable that future taxable profits or capital gains will be available against which the Group can utilise the benefits.

The gross amount of tax losses carried forward that have not been recognised is as follows:

Year of expiry	2026	2025
	US$M	US$M
Income tax losses
Not later than one year	34	14
Later than one year and not later than two years	12	16
Later than two years and not later than five years	36	46
Later than five years and not later than 10 years	1,265	872
Later than 10 years and not later than 20 years	1,637	623
Unlimited	5,754	5,752
	8,738	7,323
Capital tax losses
Not later than one year	–	–
Later than two years and not later than five years	–	–
Unlimited	13,321	13,371
Gross amount of tax losses not recognised	22,059	20,694
Tax effect of total losses not recognised	6,000	5,621

Of the US$6,071 million of tax credits, US$4,518 million expires not later than 10 years (2025: US$3,566 million) and US$1,547 million expires later than 10 years and not later than 20 years (2025: US$972 million). The remainder of the tax credits do not have an expiration date.

2.
The Group has deferred tax assets and deferred tax liabilities associated with undistributed earnings of subsidiaries that have not been recognised because the Group is able to control the timing of the reversal of the temporary differences and it is not probable that these differences will reverse in the foreseeable future. Where the Group has undistributed earnings held by associates and joint interests, the deferred tax liability will be recognised as there is no ability to control the timing of the potential distributions.
3.
The Group has deductible temporary differences relating to mineral rights for which deferred tax assets have not been recognised because it is not probable that future capital gains will be available against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.
4.
The Group has other deductible temporary differences for which deferred tax assets have not been recognised because it is not probable that future taxable profits will be available against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.